CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Jul. 22, 2023	Jul. 21, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 16,177				$ 9,746			$ 5,128
Prepaid expenses and other current assets	734				92			26
Total current assets	16,911				9,838			5,154
Property and equipment, net	356				431			193
Operating lease right-of-use asset	323				475			729
Other assets	29				34			360
Total assets	17,619				10,778			6,436
Current liabilities:
Accounts payable	4,013				7,805			1,192
Accrued clinical trials expenses	5,641				2,051			2,246
Accrued compensation	1,020				1,112			1,066
Other accrued expenses	2,934				740			697
Current portion of convertible notes at fair value, including related party amount of $38,834 and $11,162 at December 31, 2022 and 2021, respectively					70,866			15,603
Total current liabilities	14,177				82,574			20,804
Convertible notes at fair value, including related party amount of $23,132 and $35,751, at December 31, 2022 and 2021, respectively					60,426			70,762
Operating lease liability	52				242			524
Other liabilities								221
Total liabilities	139,359				143,242			92,311
Commitments and contingencies
Convertible preferred stock issuable in series, $0.0001 par value; 44,666,035 shares authorized as of December 31, 2022; 21,257,708 shares issued and outstanding at December 31, 2022; liquidation preference of $141,920 at December 31, 2022					137,949			137,949
AEON Biopharma, Inc. stockholders' deficit:
Class A common stock, $0.0001 par value; 500,000,000 and 207,450,050 shares authorized, 37,159,600 and 138,848,177 shares issued and 37,159,600 and 138,825,356 shares outstanding at September 30, 2023 and December 31, 2022, respectively	4				14			14
Additional paid-in capital	362,114				187,348			187,348
Accumulated deficit	(423,148)				(474,839)			(422,283)
Treasury stock, at cost, 22,821 shares at December 31, 2022 and 2021					(23)			(23)
Total AEON Biopharma, Inc. stockholders' deficit	(121,740)				(287,500)			(234,944)
Non-controlling interest					17,087			11,120
Total stockholders' deficit	(121,740)	$ (167,976)	$ (288,159)	$ (283,889)	(270,413)	$ (237,593)	$ (228,228)	(223,824)	$ (203,234)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 17,619				$ 10,778			$ 6,436